OPERATING LEASES - RIGHT OF USE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
OPERATING LEASES - RIGHT OF USE ASSETS
OPERATING LEASES - RIGHT OF USE ASSETS

NOTE 6 - OPERATING LEASES – RIGHT OF USE ASSETS

The Company entered into a 72-month agreement to lease approximately 6,300 square feet of manufacturing, storage, and office space on January 1, 2020, for a period of 6 years with Primus Logistics, Inc. (“Primus”), a related party that is controlled by the Company’s CEO. Approximately 1,800 square feet (28.5%) is used as a manufacturing facility with the balance used as corporate offices and storage. There was no security deposit paid, and the lease carries no optional extension periods. The term of the lease is for six years. At inception of the lease, the Company recorded a right of use asset and liability. The Company used an effective borrowing rate of 6.23% within the calculation.

In addition to the rental of manufacturing space, the Company transacts routine storage business with Primus. The primary business of Primus is the provision of cold storage facilities used for perishable raw materials and finished products from pharmaceutical manufacturing companies. The company stores its raw hemp smokable material with Primus.

Base monthly rent commenced at $10,000 per month, with subsequent defined annual increases. All operating expenses are borne by the lessee. Amounts payable to the related party for rent as of September 30, 2023, and December 31, 2022, were $0 and $5,163 respectively. On September 30, 2023, and December 31, 2022, the amounts of $119,756 and $25,000 respectively, of prepaid rent were included in the deposits and prepayments account.

Operating lease right of use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The following are the expected lease payments as of September 30, 2023, including the total amount of imputed interest/present value discount.

Year Ending December 31	Operating Leases
2023	$32,779
2024	135,049
2025	139,100
Total lease payments	306,928
Less: Imputed interest/present value discount	(21,426)
Total	$285,502

Rent expenses, on the straight-line basis, were $32,340 and $97,020 during the three and nine months ended September 30, 2023, respectively, and $32,340 and $97,020 during the three and nine months ended September 30, 2022, respectively.

See Note 1 for information on a new lease between Hempacco Paper Co., Inc., and UST Mexico.

NOTE 6 – OPERATING LEASES – RIGHT OF USE ASSETS

The Company entered into a 72-month agreement to lease approximately 6,300 square feet of manufacturing, storage, and office space on January 1, 2020, for a period of 6 years with a related party, an entity controlled by the Company’s CEO.   Approximately 1,800 sf (28.5%) is used as a manufacturing facility with the balance used as corporate offices and storage. There was no security deposit paid, and the lease carries no optional extension periods. The term of the lease is for six years. At inception of the lease, the Company recorded a right of use asset and liability. The Company used an effective borrowing rate of 6.23% within the calculation.

In addition to the rental of manufacturing space, the Company transacts routine storage business with Primus. The primary business of Primus is the provisions of cold storage facilities used for perishable raw materials and finished products from pharmaceutical manufacturing companies. The company stores its raw hemp smokable material with Primus.

Base monthly rent commenced at $10,000 per month, with subsequent defined annual increases. All operating expenses are born by the lessee.  Amounts payable to the related party for rent as of December 31, 2022, and December 31, 2021, were $5,163 and $0 respectively. On December 31, 2022, and December 31, 2021, the amounts of $25,000 and $14,764 respectively, of prepaid rent were included in the deposits and prepayments account.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The following are the expected lease payments as of December 31, 2022. The lease is considered an “operating lease” and consequently lease payments are calculated on a straight-line basis, including the total amount of interest related.

Year Ending December 31	Operating Leases
2023	$129,362
2024	129,362
2025	129,362
Total lease payments	388,086
Less: Imputed interest/present value discount	(36,953)
Total	$351,133

Lease expense, on the straight-line basis was $129,360 during the twelve months ended December 31, 2022, and 2021.

See Note 15 for information on a new lease between Hempacco paper Co., Inc., and UTC Mexico.